Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 3,490						$ 3,290
Notional amount, Liabilities							200
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥						¥ 9,750					¥ 6,500
Notional amount, Liabilities | ¥						3,250
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			R$ 4,193						R$ 5,803
Notional amount, Liabilities | R$			1,762
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		€ 915						€ 1,506
Notional amount, Liabilities | €								1,094
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	800						800
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 640					£ 640
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	240						100
Notional amount, Liabilities	3,494						2,343
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		374						€ 374
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	150						$ 150
Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £					1,010
Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		200
2021 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			4,193
Notional amount, Liabilities | R$			R$ 1,762
2021 [member] | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		915
2021 [member] | Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	240
Notional amount, Liabilities	3,494
2021 [member] | Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		200
2022 [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	1,600
2023 [member] | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		€ 374
2025 and Thereafter [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	1,890
2025 and Thereafter [member] | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥				¥ 9,750
Notional amount, Liabilities | ¥						¥ 3,250
2025 and Thereafter [member] | Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	800
2025 and Thereafter [member] | Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					640
2025 and Thereafter [member] | Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 150
2025 and Thereafter [member] | Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £					1,010
Notional amount, Liabilities | £					£ 550